Share Capital (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital Abstract
Expected option life in years	3 years 11 months 23 days	4 years 2 months 19 days	4 years 2 months 19 days
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	94.00%	105.00%	119.00%
Risk-free interest rate	0.33%	1.44%	2.10%
Share issuance expense	$ 6,140	$ 1,008	$ 0
Share based payments	$ 170	$ 120	$ 118